INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (Loss) before Income Tax
Income (loss) before income taxes	$ (198,619,201)	$ (74,322,271)	$ 67,435,716
Current Tax
Current Tax, net	15,697,682	21,126,626	23,357,912
Deferred Tax
Deferred Tax, net	(21,131,092)	(4,586,686)	(6,603,995)
Total Income Tax (Benefit) Expense
Total Income Tax (Benefit) Expense, net	(5,433,410)	16,539,940	16,753,917
Canada
Income (Loss) before Income Tax
Income (loss) before income taxes	(2,616,980)	(23,378,980)	18,354,204
Current Tax
Current Tax, net	2,447,930	8,047,733	9,563,915
Deferred Tax
Deferred Tax, net	1,713,862	2,577,854	(848,566)
Total Income Tax (Benefit) Expense
Total Income Tax (Benefit) Expense, net	4,161,792	10,625,587	8,715,349
Other
Income (Loss) before Income Tax
Income (loss) before income taxes	203,205,487	(50,984,454)	49,228,109
Current Tax
Current Tax, net	13,249,752	13,078,893	13,793,997
Deferred Tax
Deferred Tax, net	(22,844,954)	(7,164,540)	(5,755,429)
Total Income Tax (Benefit) Expense
Total Income Tax (Benefit) Expense, net	$ (9,595,202)	$ 5,914,353	$ 8,038,568